Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 022 [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
9.	Reconciliation of Financial Statements to Form 5500
A reconciliation of net assets available for benefits as
reflected
in the financial statements to
the
total net assets as reflected in the Form 5500 as of December 31, 2025 and 2024 is as follows:

	2025	2024
Net assets available for benefits per the financial statements	$924,338,139	$875,636,357
Deemed distributions -reduction of loans	(83,511)	(80,797)

Net assets available for benefits per Form 5500	$924,254,628	$875,555,560

	2025
Net increase in net assets available for benefits per the financial statements	$48,701,782
Deemed distributions -reduction of loans	(2,714)

Net increase in assets available for benefits per Form 5500	$48,699,068